Intangible Assets, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets, Net [Abstract]
Amortisation expense	$ 34,048	$ 24,490	$ 23,346